Supplemental Financial Information (Supplemental Financial Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 01, 2018
Supplemental Financial Information [Line Items]
Gain (Loss) on Sale of Assets and Asset Impairment Charges, excluding Discontinued Operations	$ (0.1)	$ 0.0	$ 0.0
Unbilled revenue	21.6	19.4
Customer receivables	48.5	45.7
Amounts due from partners in jointly owned stations	0.2	0.3
Due from PJM transmission settlement	1.7	1.8		$ 40.8
Other	0.5	1.1
Provision for uncollectible accounts	(2.8)	(0.4)
Total accounts receivable, net	69.7	67.9
Accounts Receivable, Credit Loss Expense (Reversal)	3.0
Accounts Receivable, Allowance for Credit Loss, Writeoff	(2.3)
Total inventories, at average cost	8.8	10.4
Assets held for sale - current	0.0	22.3
Gain (Loss) on Disposition of Business	4.7	0.0	$ 11.7
Accounts Receivable, Allowance for Credit Loss, Recovery	1.7
Accounts Receivable, Allowance for Credit Loss, Current	2.8	0.4
Other comprehensive loss before reclassifications	(8.8)	(4.5)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Supplemental Financial Information [Line Items]
Other comprehensive loss before reclassifications	$ 0.0	$ (1.0)